Fair Value of Financial Instruments - Assets Measured at Fair Value on Non-Recurring Basis (Detail) - Impaired Loan [Member] - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on non-recurring basis	$ 364	$ 245
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on non-recurring basis	$ 364	$ 245